Subsequent Events (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Dec. 31, 2021
Common stock shares issued for services, shares				134,853
Common stock shares issued for services, amount				$ 6,000
Subsequent Event [Member]
Common stock shares issued for services, shares	2,500,000	5,000,000	96,083
Common stock shares issued for services, amount	$ 56,000	$ 104,000	$ 4,000
Proceed from stock options warrants		$ 1,000,000
Warrant excercisable per share		$ 0.05
Warrant excercisable period		5 years
Number of warrant extinguish		605,476
Proceeds from warrant extinguish		$ 165,000
Subsequent Event [Member] | Minimum [Member]
Excercise price of stock warrant		$ 0.02
Subsequent Event [Member] | Maximum [Member]
Excercise price of stock warrant		$ 0.05